UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                              RICE HALL JAMES
                                                                           MID CAP PORTFOLIO
                                                                   JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.3%
--------------------------------------------------------------------------------------------
                                                                 SHARES             VALUE
                                                              ------------        ----------
CONSUMER DISCRETIONARY -- 19.1%
    Autoliv ADR ...........................................           5,249       $  294,836
    Coach* ................................................           7,260          208,435
    Harrah's Entertainment ................................           3,223          193,734
    Polo Ralph Lauren .....................................           2,644          150,814
    Ross Stores ...........................................           6,104          151,929
    Univision Communications, Cl A* .......................           5,485          183,199
    Weight Watchers International .........................           3,859          154,399
                                                                                  ----------
                                                                                   1,337,346
                                                                                  ----------
ENERGY -- 7.6%
    National Oilwell Varco* ...............................           4,018          269,367
    Noble .................................................           3,654          262,174
                                                                                  ----------
                                                                                     531,541
                                                                                  ----------
FINANCIALS -- 7.0%
    Covanta Holding* ......................................           8,704          153,626
    Mercury General .......................................           2,317          127,852
    Synovus Financial .....................................           7,513          212,317
                                                                                  ----------
                                                                                     493,795
                                                                                  ----------
HEALTH CARE -- 14.4%
    Advanced Medical Optics* ..............................           4,110          202,418
    IMS Health ............................................           7,202          197,623
    Invitrogen* ...........................................           3,595          222,135
    Medimmune* ............................................           7,153          181,543
    Universal Health Services, Cl B .......................           3,679          206,024
                                                                                  ----------
                                                                                   1,009,743
                                                                                  ----------
INDUSTRIALS -- 23.5%
    Allied Waste Industries* ..............................          17,266          175,422
    American Power Conversion .............................           9,278          156,613
    Dover .................................................           4,223          199,072
    Northrop Grumman ......................................           3,093          204,726
    Ryder System ..........................................           5,323          268,279
    Southwest Airlines ....................................          12,568          226,098
    Steelcase, Cl A .......................................           9,085          133,459
    Waste Management ......................................           8,306          285,560
                                                                                  ----------
                                                                                   1,649,229
                                                                                  ----------
INFORMATION TECHNOLOGY -- 18.3%
    Alliance Data Systems* ................................           4,074          209,078
    Ceridian* .............................................           5,452          130,903
    Flextronics International* ............................          24,775          280,948
    Kla-Tencor ............................................           5,404          227,995
    Reynolds & Reynolds, Cl A .............................           8,454          299,187
    Sabre Holdings, Cl A ..................................           6,425          132,997
                                                                                  ----------
                                                                                   1,281,108
                                                                                  ----------
MATERIALS -- 9.4%
    Cabot .................................................           4,596          152,909
    International Flavors & Fragrances ....................           6,273          232,101
    Nalco Holding* ........................................           8,444          142,282




THE ADVISORS' INNER CIRCLE FUND                                              RICE HALL JAMES
                                                                           MID CAP PORTFOLIO
                                                                   JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                 SHARES             VALUE
                                                              ------------        ----------
MATERIALS -- CONTINUED
    Owens-Illinois* .......................................           8,856       $  133,991
                                                                                  ----------
                                                                                     661,283
                                                                                  ----------

    TOTAL COMMON STOCK
       (Cost $6,670,973)...................................                        6,964,045
                                                                                  ----------
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.7%
--------------------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 2.7%
    HighMark Diversified Money Market Fund Fiduciary Shares,
       5.030%
       (Cost $186,668) ....................................        186,668          186,668
                                                                                  ----------

    TOTAL INVESTMENTS -- 102.0%
       (Cost $6,857,641)+..................................                       $7,150,713
                                                                                  ==========

         PERCENTAGES ARE BASED ON NET ASSETS OF $7,008,872.

*        NON-INCOME PRODUCING SECURITY

(A)      RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.

ADR      AMERICAN DEPOSITARY RECEIPT

CL       CLASS

+ AT JULY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $6,857,641, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $551,114 AND $(258,042), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




RHJ-QH-003-0500


THE ADVISORS' INNER CIRCLE FUND                                              RICE HALL JAMES
                                                                     SMALL/MID CAP PORTFOLIO
                                                                   JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 91.8%
--------------------------------------------------------------------------------------------
                                                                 SHARES             VALUE
                                                              ------------       -----------
CONSUMER DISCRETIONARY -- 12.5%
    Bally Technologies* ....................................         84,000      $ 1,382,640
    Champion Enterprises* ..................................        177,400        1,176,162
    DeVry* .................................................         56,800        1,198,480
    Iconix Brand Group* ....................................        121,900        1,706,600
    Nautilus ...............................................         97,800        1,228,368
    O'Reilly Automotive* ...................................         57,700        1,635,795
    Oakley .................................................         79,500        1,287,900
    Sonic Automotive .......................................         97,000        2,231,000
                                                                                 -----------
                                                                                  11,846,945
                                                                                 -----------
CONSUMER STAPLES -- 5.0%
    Delta & Pine Land ......................................         52,500        1,796,025
    NBTY* ..................................................         98,000        2,893,940
                                                                                 -----------
                                                                                   4,689,965
                                                                                 -----------
ENERGY -- 8.6%
    Hanover Compressor* ....................................         89,500        1,700,500
    Tidewater ..............................................         35,400        1,688,934
    Universal Compression Holdings* ........................         38,300        2,439,710
    World Fuel Services ....................................         49,300        2,332,876
                                                                                 -----------
                                                                                   8,162,020
                                                                                 -----------
FINANCIALS -- 7.7%
    Advance America Cash Advance Centers ...................        121,500        1,618,380
    East West Bancorp ......................................         53,300        2,150,655
    Mercury General ........................................         36,200        1,997,516
    South Financial Group ..................................         56,500        1,526,630
                                                                                 -----------
                                                                                   7,293,181
                                                                                 -----------
HEALTH CARE -- 12.8%
    Analogic ...............................................         19,200          878,208
    Cephalon* ..............................................         25,300        1,663,222
    Cooper .................................................         25,100        1,109,420
    Invitrogen* ............................................         37,200        2,298,588
    Per-Se Technologies* ...................................         47,500        1,133,825
    PerkinElmer ............................................         84,500        1,523,535
    SurModics* .............................................         46,100        1,648,075
    Universal Health Services, Cl B ........................         32,800        1,836,800
                                                                                 -----------
                                                                                  12,091,673
                                                                                 -----------
INDUSTRIALS -- 21.9%
    AAR ....................................................         87,600        2,074,368
    Actuant, Cl A ..........................................         38,300        1,685,583
    Airtran Holdings* ......................................        135,900        1,704,186
    Allied Waste Industries* ...............................        138,800        1,410,208
    CRA International* .....................................         32,000        1,446,720
    Dollar Thrifty Automotive Group* .......................         57,200        2,560,272
    EnerSys* ...............................................         72,900        1,314,387
    ESCO Technologies* .....................................         28,400        1,496,396
    JetBlue Airways* .......................................        109,000        1,165,210
    Power-One* .............................................        176,628        1,116,289
    Republic Services, Cl A ................................         47,500        1,907,600
    Toro ...................................................         41,900        1,735,079



THE ADVISORS' INNER CIRCLE FUND                                              RICE HALL JAMES
                                                                     SMALL/MID CAP PORTFOLIO
                                                                   JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                 SHARES             VALUE
                                                              ------------       -----------
INDUSTRIALS -- CONTINUED
    Triumph Group ..........................................         23,590      $ 1,132,084
                                                                                 -----------
                                                                                  20,748,382
                                                                                 -----------
INFORMATION TECHNOLOGY -- 19.5%
    Cognex .................................................         56,500        1,333,400
    Coherent* ..............................................         56,900        1,824,214
    Comtech Group* .........................................         82,100          868,618
    Essex* .................................................         52,400          804,864
    Gartner* ...............................................        136,900        1,949,456
    Micros Systems* ........................................         19,940          797,600
    Polycom* ...............................................         64,600        1,434,120
    Reynolds & Reynolds, Cl A ..............................         90,900        3,216,951
    RF Micro Devices* ......................................        204,100        1,257,256
    Transaction Systems Architects* ........................         51,900        1,921,338
    Wright Express* ........................................        102,400        3,066,880
                                                                                 -----------
                                                                                  18,474,697
                                                                                 -----------
MATERIALS -- 3.8%
    International Flavors & Fragrances .....................         57,000        2,109,000
    Valspar ................................................         62,400        1,536,912
                                                                                 -----------
                                                                                   3,645,912
                                                                                 -----------

    TOTAL COMMON STOCK
        (Cost $80,441,883)..................................                      86,952,775
                                                                                 -----------
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.7%
--------------------------------------------------------------------------------------------
CASH EQUIVALENTS (A) -- 4.7%
    HighMark Diversified Money Market Fund Fiduciary Shares,
       5.030% ..............................................      3,779,876        3,779,876
    HighMark U.S. Government Money Market Fund Fiduciary
       Shares, 4.850% ......................................        637,267          637,267
                                                                                 -----------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $4,417,143)...................................                       4,417,143
                                                                                 -----------

    TOTAL INVESTMENTS -- 96.5%
        (Cost $84,859,026)+.................................                     $91,369,918
                                                                                 ===========

         PERCENTAGES ARE BASED ON NET ASSETS OF $94,697,458.

*        NON-INCOME PRODUCING SECURITY

(A)      RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.

CL       CLASS

+ AT JULY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $84,859,026, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,749,625 AND $(4,238,733), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



RHJ-QH-002-0500


THE ADVISORS' INNER CIRCLE FUND                                              RICE HALL JAMES
                                                                         MICRO CAP PORTFOLIO
                                                                   JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.5%
--------------------------------------------------------------------------------------------
                                                                 SHARES            VALUE
                                                              ------------      ------------
CONSUMER DISCRETIONARY -- 18.3%
    AFC Enterprises ........................................        156,400     $  2,011,304
    America's Car-Mart* ....................................         89,450        1,373,952
    California Pizza Kitchen* ..............................         57,400        1,515,934
    Charles & Colvard ......................................        244,282        2,880,085
    Cutter & Buck ..........................................         88,500          943,410
    dELiA*s* ...............................................        249,000        1,837,620
    Helen of Troy* .........................................        114,000        2,044,020
    Keystone Automotive Industries* ........................         59,800        2,550,470
    Kona Grill* ............................................        104,100        1,275,225
    Monaco Coach ...........................................        160,700        1,711,455
    Progressive Gaming International* ......................        488,300        3,696,431
    Restoration Hardware* ..................................        364,100        2,475,880
    Rubio's Restaurants* ...................................         74,800          549,025
    Source Interlink* ......................................        174,400        2,005,600
    Trump Entertainment Resorts* ...........................        109,200        1,990,716
    Unifirst ...............................................        101,400        3,152,526
    West Marine* ...........................................        149,100        1,886,115
    Wet Seal, Cl A* ........................................        111,169          514,712
                                                                                ------------
                                                                                  34,414,480
                                                                                ------------
ENERGY -- 6.4%
    Edge Petroleum* ........................................        175,700        3,723,083
    Petroquest Energy* .....................................        440,600        5,150,614
    Warrior Energy Service* ................................        142,400        3,081,536
                                                                                ------------
                                                                                  11,955,233
                                                                                ------------
FINANCIALS -- 8.7%
    Bancorp* ...............................................         86,500        2,146,065
    Columbia Bancorp .......................................         45,072        1,101,560
    Franklin Bank Corp/Houston* ............................         52,700        1,022,907
    Home Bancshares* .......................................         22,012          479,861
    IBERIABANK .............................................         37,000        2,126,390
    ITLA Capital ...........................................         15,700          780,447
    KMG America* ...........................................        169,900        1,418,665
    Placer Sierra Bancshares ...............................         69,600        1,516,584
    SCBT Financial .........................................         14,305          540,300
    Superior Bancorp* ......................................        134,800        1,481,452
    Tennessee Commerce Bancorp* ............................        100,100        1,776,775
    Trico Bancshares .......................................         43,000        1,067,690
    ZipRealty* .............................................        155,300          965,966
                                                                                ------------
                                                                                  16,424,662
                                                                                ------------
HEALTH CARE -- 13.7%
    Akorn* .................................................        506,769        2,032,143
    Allied Healthcare International* .......................        343,000          929,530
    AMN Healthcare Services* ...............................         83,900        1,884,394
    Cholestech* ............................................         88,428          949,717
    Dendrite International* ................................        147,400        1,342,814
    Emergency Medical Services, Cl A* ......................        157,700        1,879,784
    Horizon Health* ........................................        127,900        1,685,722
    LHC Group* .............................................        129,200        2,731,288
    Matrixx Initiatives* ...................................         89,000        1,381,280
    Merge Technologies* ....................................        195,100        1,385,210



THE ADVISORS' INNER CIRCLE FUND                                              RICE HALL JAMES
                                                                         MICRO CAP PORTFOLIO
                                                                   JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                 SHARES            VALUE
                                                              ------------      ------------
HEALTH CARE -- CONTINUED
    Minrad International* ..................................        286,100     $  1,138,678
    NovaMed* ...............................................        284,300        2,109,506
    Pharmion* ..............................................        148,600        2,558,892
    Providence Service* ....................................         96,400        2,368,548
    Radiation Therapy Services* ............................         50,900        1,414,002
                                                                                ------------
                                                                                  25,791,508
                                                                                ------------
INDUSTRIALS -- 20.0%
    51Job ADR* .............................................         70,200        1,464,372
    American Ecology .......................................         76,300        1,657,999
    Apogee Enterprises .....................................        269,105        3,867,039
    Cherokee International* ................................         96,968          358,782
    Comfort Systems USA ....................................        118,800        1,635,876
    CRA International* .....................................         42,800        1,934,988
    FirstService* ..........................................         45,600        1,120,848
    Gehl* ..................................................         75,400        2,082,548
    Healthcare Services Group ..............................        101,700        2,197,737
    Home Solutions of America* .............................        310,200        1,752,630
    KVH Industries* ........................................        340,600        4,073,576
    LECG* ..................................................         85,000        1,565,700
    Old Dominion Freight Line* .............................         59,050        1,923,849
    PeopleSupport* .........................................        207,900        2,501,037
    Power-One* .............................................        418,900        2,647,448
    RBC Bearings* ..........................................         61,245        1,366,988
    Standard Parking* ......................................         75,300        2,353,878
    Titan International ....................................         28,215          508,998
    Trex* ..................................................         69,000        1,945,800
    WCA Waste* .............................................        106,700          753,302
                                                                                ------------
                                                                                  37,713,395
                                                                                ------------
INFORMATION TECHNOLOGY -- 28.0%
    Answerthink* ...........................................        897,500        3,724,625
    Cbeyond* ...............................................        119,100        2,129,508
    Comtech Group* .........................................        204,800        2,166,784
    CTS ....................................................        167,800        2,417,998
    DTS* ...................................................         71,353        1,328,593
    eCollege.com* ..........................................        137,400        2,804,334
    EFJ* ...................................................        175,200        1,144,056
    Essex* .................................................        166,300        2,554,368
    Forrester Research* ....................................         58,769        1,569,132
    HMS Holdings* ..........................................        255,800        2,870,076
    Houston Wire & Cable* ..................................         79,419        1,494,666
    Innovex ................................................        285,100          909,469
    International DisplayWorks* ............................        333,800        1,588,888
    Iona Technologies ADR* .................................        242,500        1,018,500
    Mastec* ................................................        112,000        1,463,840
    Measurement Specialties* ...............................         38,500          833,910
    Mobility Electronics* ..................................        432,800        2,432,336
    NIC* ...................................................        285,900        1,575,309
    Phase Forward* .........................................        163,400        1,825,178
    Quantum-DLT & Storage* .................................      1,222,300        2,627,945
    Seachange International* ...............................        346,175        2,291,679
    Sigma Designs* .........................................        207,700        1,885,916
    Stratasys* .............................................         51,000        1,410,660
    Tyler Technologies* ....................................        199,600        2,399,192



THE ADVISORS' INNER CIRCLE FUND                                              RICE HALL JAMES
                                                                         MICRO CAP PORTFOLIO
                                                                   JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                 SHARES            VALUE
                                                              ------------      ------------
INFORMATION TECHNOLOGY -- CONTINUED
    Vasco Data Security International* .....................        293,679     $  2,540,323
    Website Pros* ..........................................        136,400        1,263,064
    Youbet.com* ............................................        541,200        2,586,936
                                                                                ------------
                                                                                  52,857,285
                                                                                ------------
MATERIALS -- 0.7%
    Landec* ................................................        141,000        1,366,290
                                                                                ------------
TELECOMMUNICATION SERVICES -- 0.7%
    Atlantic Tele-Network ..................................         74,900        1,391,642
                                                                                ------------

    TOTAL COMMON STOCK
        (Cost $174,453,567).................................                     181,914,495
                                                                                ------------
--------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------------------
    Hoenig Group Escrow Receipt(A)*
        (Cost $0)...........................................         62,600           14,398
                                                                                ------------
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.6%
--------------------------------------------------------------------------------------------
CASH EQUIVALENT (B) -- 1.6%
    HighMark Diversified Money Market Fund Fiduciary Shares,
       5.030%
       (Cost $3,082,339)....................................      3,082,339        3,082,339
                                                                                ------------

    TOTAL INVESTMENTS -- 98.1%
        (Cost $177,535,906)+................................                    $185,011,232
                                                                                ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $188,505,451.

*        NON-INCOME PRODUCING SECURITY

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITY AS OF JULY 31, 2006, WAS $14,398 AND REPRESENTED 0.00% OF NET ASSETS.

(B)      RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.

ADR      AMERICAN DEPOSITARY RECEIPT

CL       CLASS

+ AT JULY 31, 2006, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS 177,535,906, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,957,354 AND $(14,482,028), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.







RHJ-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.